Date of approval - Company Statement of Changes in Shareholders? Equity (Details) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Beginning Balance	€ 5,214.9	€ 4,468.9	€ 4,423.0
Profit for the year	648.7	885.0	1,450.2
Other comprehensive income:
Net movements in cash-flow reserve	(385.9)	634.3	(581.6)
Total comprehensive income for the year - all attributable to equity holders of parent	262.8	1,519.3	868.6
Issue of ordinary equity	19.1
Share-based payments	7.0	7.7	6.4
Repurchase of ordinary equity shares	(580.5)	(560.5)	(829.1)
Ending Balance	4,914.5	5,214.9	4,468.9
Adjustment on initial application of IFRS 15 (net of tax)		(9.7)	(249.4)
Adj. balance		5,205.2	4,219.5
Issued Share Capital
Beginning Balance	€ 6.8	€ 7.0	€ 7.3
Beginning Balance, Shares	1,133.4	1,171.2	1,217.9
Other comprehensive income:
Issue of ordinary equity shares	3.0
Cancellation of repurchased ordinary shares	€ (0.3)	€ (0.2)	€ (0.3)
Cancellation of repurchased ordinary shares (Shares)	(47.2)	(37.8)	(46.7)
Ending Balance	€ 6.5	€ 6.8	€ 7.0
Ending Balance, Shares	1,089.2	1,133.4	1,171.2
Adj. balance		€ 6.8	€ 7.0
Share Premium Account
Beginning Balance	€ 719.4	719.4	719.4
Other comprehensive income:
Issue of ordinary equity	19.1
Ending Balance	738.5	719.4	719.4
Adj. balance		719.4	719.4
Retained Earnings
Beginning Balance	4,181.9	4,077.9	3,456.8
Profit for the year	648.7	885.0	1,450.2
Other comprehensive income:
Total comprehensive income for the year - all attributable to equity holders of parent	648.7	885.0	1,450.2
Repurchase of ordinary equity shares	(580.5)	(560.5)	(829.1)
Ending Balance	4,245.0	4,181.9	4,077.9
Adjustment on initial application of IFRS 15 (net of tax)		(9.7)	(249.4)
Adj. balance		4,172.2	3,828.5
Other Undominated Capital
Beginning Balance	3.2	3.0	2.7
Other comprehensive income:
Cancellation of repurchased ordinary shares	0.3	0.2	0.3
Ending Balance	3.5	3.2	3.0
Adj. balance		3.2	3.0
Other Reserves - Hedging
Beginning Balance	274.6	(359.7)	221.9
Other comprehensive income:
Net movements in cash-flow reserve	(385.9)	634.3	(581.6)
Total comprehensive income for the year - all attributable to equity holders of parent	(385.9)	634.3	(581.6)
Ending Balance	(111.3)	274.6	(359.7)
Adj. balance		274.6	(359.7)
Other Reserves - Share based Payment
Beginning Balance	29.0	21.3	14.9
Other comprehensive income:
Share-based payments	7.0	7.7	6.4
Ending Balance	€ 32.3	29.0	21.3
Adj. balance		€ 29.0	€ 21.3